Shareholder Fees - FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO	Dec. 30, 2023 USD ($)
FidelityTax-ExemptMoneyMarketFundTreasuryMoneyMarketFund-CapitalReservesComboPRO | Fidelity Treasury Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none